Land Use Right, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Land Use Right, Net [Line Items]
Amortization expense	$ 4,951	$ 5,328	$ 5,363